Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Intrinsic Value
The aggregate intrinsic value of the Company’s share units at December 31, 2016 and 2015 are as follows:

	December 31, 2016	December 31, 2015
	CDN$	CDN$
Share units:
Outstanding	$10,130	$26,849
Exercisable	2,874	3,198
Exercised	1,285	1,599

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Years ended December 31,
	2016	2015	2014
Research and development	$6,010	$9,915	$1,749
General and administrative	2,334	2,224	5,884
Sales and marketing	2,106	2,732	2,050
	$10,450	$14,871	$9,683

Westport Omnibus Plan and the former Amended and Restated Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2016, December 31, 2015 and December 31, 2014 are as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	9,657,921	$7.62	5,337,873	$10.27	1,200,591	$23.68
Granted	684,402	2.90	5,556,630	6.74	5,792,162	10.54
Exercised/Vested	(845,491)	10.26	(575,024)	11.49	(608,975)	19.52
Forfeited/expired	(2,832,241)	6.60	(661,558)	10.34	(1,045,905)	21.75
Outstanding, end of year	6,664,591	$6.75	9,657,921	$7.62	5,337,873	$10.27
Units outstanding and exercisable, end of year	1,891,008	$7.77	1,150,294	$9.58	142,166	$11.67